INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2014
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
3.	INVESTMENT SECURITIES

The amortized cost and fair values of investments are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2014
AVAILABLE FOR SALE
Corporate debt securities	$26,123	$188	$-	$26,311
Foreign debt securities [1]	2,066	10	-	2,076

Total	$28,189	$198	$-	$28,387

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2014
HELD TO MATURITY
U.S. government agency securities	$16,848	$11	$(118)	$16,741
Corporate debt securities	5,199	540	-	5,739
Foreign debt securities [1]	-	-	-	-

Total	$22,047	$551	$(118)	$22,480

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2013
AVAILABLE FOR SALE
Corporate debt securities	$73,349	$223	$(107)	$73,465
Foreign debt securities [1]	3,718	8	(5)	3,721

Total	$77,067	$231	$(112)	$77,186

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2013
HELD TO MATURITY
U.S. government agency securities	$9,995	$-	$(328)	$9,667
Corporate debt securities	14,425	853	-	15,278
Foreign debt securities [1]	2,000	11	-	2,011

Total	$26,420	$864	$(328)	$26,956

In fiscal years 2014, 2013, and 2012, the Company recorded gross realized investment security gains of $0, $46 thousand, and $4 thousand and there were no gross losses for any period. Proceeds from sales of investment securities during fiscal 2014, 2013, and 2012 were $0, $7.2 million, and $2.1 million. In fiscal year 2013, $337 thousand of held-to-maturity securities were sold. The investment sold had paid down below fifteen percent of the original investment amount, and was sold with a realized gain of $1 thousand.

The amortized cost and fair values of investment securities at June 30, 2014, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in one year or less	Due after one through two years	Due after two through three years	Due after three through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)

AVAILABLE FOR SALE
Amortized cost	$12,474	$13,720	$1,003	$-	$992	$-	$28,189
Fair value	12,531	13,830	1,019	-	1,007	-	28,387
Weighted average yield	1.59%	1.56%	1.33%	-%	1.57%	-%	1.56%
HELD TO MATURITY
Amortized cost	$999	$-	$523	$3,677	$-	$16,848	$22,047
Fair value	1,040	-	580	4,119	-	16,741	22,480
Weighted average yield	6.44%	-%	6.17%	6.09%	-%	3.35%	4.01%

At June 30, 2014 and 2013, no investment securities were pledged to secure public deposits, repurchase agreements or borrowings with the Federal Home Loan Bank.

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.